Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	29423-0001 / D/CZM/826894.1

May 16, 2006

VIA COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:	John Reynolds

Assistance Director

Dear Sirs:

Re: Glass Wave Enterprises, Inc. Amendment No. 4 to Registration Statement on Form SB-2 Filed on January 31, 2006 File No. 333-125222

                              Thank you for your letter of February 24, 2006 with respect to Amendment No. 4 to the Registration Statement on Form SB-2 filed by Glass Wave Enterprises, Inc. (the “Company”) on January 31, 2006.

We enclose three blacklined copies of Amendment No. 5 of the Form SB-2 (the “Form SB-2/A”). Page references used in this letter relate to the enclosed blacklined versions of the Form SB-2/A. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of February 24, 2006.

Our Comment Business, page 25

1.            We note that as of January 15, 2006, the Company has entered into eight supplier agreements other than Body Energy Club and that of the eight, four are written agreements and four are based upon the supplier’s standard contractual terms. Please identify the four companies with written agreements and file the agreements are exhibits to the registration statement. Revise your exhibit index to reflect the filing of such. Also, please identify the other four companies. Outline the material provisions if applicable, of the new agreements.

As agreed pursuant to our telephone conversations during February 2006, we have not attached the standard form supplier contracts as exhibits to the Form SB-2/A. As you may recall, our office provided the supplier contracts to your office via facsimile in February 2006. Upon your review of the contracts and

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

subsequent discussions with our office, it was agreed that the standard form supplier contracts did not provide any meaningful disclosure about the Company or the terms of the respective contracts and that such contracts were not required to be filed as exhibits. As requested, however, we have disclosed the identity of the eight (now nine) supplier agreements, other than Body Energy Club, on pages 25 and 31 of the Form SB-2/A.

Marketing, page 26

2.	If known, please update the status of being listed in the DMOZ directory.

Please be assured that all information contained in the Form SB-2/A has been updated to the latest practicable date, including the status of the Company being listed in the DMOZ directory. The Company confirms that the Company was awaiting approval to be listed in the DMOZ directory as of May 1, 2006.

Certain Relationships and Related Transactions, page 38

3.             Please update the newly added last paragraph to disclose the outstanding balance of the bridge loans as of a recent date.

The Company has updated the outstanding balance of the bridge loan as of May 1, 2006 on page 40 of the Form SB-2/A. As of May 1, 2006, the Company owed Mr. Ku $67,300.

Executive Compensation, page 40

4.	Please update the table to January 31, 2006.

We have revised the executive compensation table as requested, which table is set out on page 42 of the Form SB-2/A.

Notes to Financial Statements

Note 2. Summary of Significant Accounting Principles

i) Revenue recognition, F-9

5.            We noted your response to comment 7 as well previous comments issued and its is unclear how your accounting policy of recording sales based upon shipment of the product and then adjusting that sales amount and cost of sales for product returns that occur in the subsequent month (within the next 30 days) is in accordance with GAAP. It appears from your adjusted disclosure, that the Company is unable to make a reliable estimate of product returns to record an allowance; therefore the sale of product should not be recognized until the 30-day return period has expired. Please revise.

As you may recall, we provided your office with a facsimile in February 2006 which set out the revenue recognition policies of the Company in hopes of avoiding further comment from your office on this issue. Your office indicated that the information contained in the facsimile satisfied your concerns regarding the revenue recognition policies of the Company. Accordingly, the Company has revised the revenue recognition disclosure of the Company, which disclosure is set out in Note 2(i) on page F-7 of the Form SB-2/A.

We look forward to any further comments you may have regarding this Form SB-2/A or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7731.

Yours truly,

CLARK WILSON LLP

Per: /s/ Cam McTavish

Cam McTavish

CZM/ljm

Encl.

cc:	Glass Wave Enterprises, Inc.
Attention: Chester Ku